United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2023

Date of reporting period: January 31, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.93%
Communication Services - 2.61%
Diversified Telecommunication Services - 0.14%
Telkom Indonesia Persero Tbk PT, ADRA	28,448	$740,217

Entertainment - 0.46%
Electronic Arts, Inc.	10,209	1,313,694
Warner Bros Discovery, Inc.B	70,500	1,044,810

		2,358,504

Interactive Media & Services - 0.65%
Alphabet, Inc., Class AB	16,900	1,670,396
Autohome, Inc., ADR	21,075	734,675
Tencent Holdings Ltd.C	20,100	979,683

		3,384,754

Media - 1.03%
Cogeco Communications, Inc.	11,065	571,733
Comcast Corp., Class A	73,627	2,897,222
News Corp., Class A	40,600	822,556
Omnicom Group, Inc.	4,600	395,554
Paramount Global, Class B	27,500	636,900

		5,323,965

Wireless Telecommunication Services - 0.33%
T-Mobile U.S., Inc.B	6,789	1,013,665
Vodafone Group PLC, ADR	58,800	680,904

		1,694,569

Total Communication Services		13,502,009

Consumer Discretionary - 7.16%
Auto Components - 1.22%
Adient PLCB	6,800	306,136
Aptiv PLCB	19,325	2,185,464
Cie Generale des Etablissements Michelin SCA, ADR	94,080	1,484,583
Continental AGC	10,231	716,730
Goodyear Tire & Rubber Co.B	16,200	182,250
Magna International, Inc.A	21,800	1,415,692

		6,290,855

Automobiles - 0.88%
Ferrari NVC	10,314	2,571,967
General Motors Co.	50,400	1,981,728

		4,553,695

Hotels, Restaurants & Leisure - 1.48%
Aramark	29,454	1,311,587
Booking Holdings, Inc.B	260	632,866
Compass Group PLCC	32,667	778,843
Evolution ABC D	18,059	2,029,462
Las Vegas Sands Corp.B	49,016	2,891,944

		7,644,702

Household Durables - 0.80%
Lennar Corp., Class A	21,800	2,232,320
Lennar Corp., Class B	666	57,516
Sony Group Corp., ADR	20,700	1,851,822

		4,141,658

Internet & Direct Marketing Retail - 0.30%
Alibaba Group Holding Ltd.B C	110,100	1,521,392

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.93% (continued)
Consumer Discretionary - 7.16% (continued)
Internet & Direct Marketing Retail - 0.30% (continued)
Meituan, Class BB C D	2,010	$44,780

		1,566,172

Leisure Products - 0.39%
Bandai Namco Holdings, Inc.A C	11,000	735,416
BRP, Inc.	6,572	548,412
Yamaha Corp.A C	18,600	723,533

		2,007,361

Multiline Retail - 0.36%
Dollar General Corp.	7,872	1,838,899

Specialty Retail - 0.38%
Advance Auto Parts, Inc.	7,035	1,071,290
Lithia Motors, Inc.	3,302	869,086

		1,940,376

Textiles, Apparel & Luxury Goods - 1.35%
Asics Corp.C	37,400	891,577
Gildan Activewear, Inc.	15,855	497,141
Li Ning Co. Ltd.C	242,500	2,392,508
Lululemon Athletica, Inc.B	3,745	1,149,265
LVMH Moet Hennessy Louis Vuitton SEC	2,347	2,050,303

		6,980,794

Total Consumer Discretionary		36,964,512

Consumer Staples - 3.60%
Beverages - 1.66%
Arca Continental SAB de CV	150,400	1,326,648
Carlsberg AS, Class BC	7,862	1,112,346
Coca-Cola Co.	28,400	1,741,488
Coca-Cola Europacific Partners PLC	26,190	1,472,402
Constellation Brands, Inc., Class A	6,000	1,389,120
Pernod Ricard SAC	7,472	1,546,005

		8,588,009

Food & Staples Retailing - 0.39%
MatsukiyoCocokara & Co.C	12,500	623,201
Sysco Corp.	18,200	1,409,772

		2,032,973

Food Products - 0.36%
Nestle SAC	15,389	1,877,942

Household Products - 0.32%
Procter & Gamble Co.	11,400	1,623,132

Personal Products - 0.47%
Unilever PLCC	22,771	1,163,344
Unilever PLC, ADRA	24,300	1,241,730

		2,405,074

Tobacco - 0.40%
Philip Morris International, Inc.	19,536	2,036,433

Total Consumer Staples		18,563,563

Energy - 4.85%
Energy Equipment & Services - 0.81%
Baker Hughes Co.	10,800	342,792

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.93% (continued)
Energy - 4.85% (continued)
Energy Equipment & Services - 0.81% (continued)
Halliburton Co.	56,424	$2,325,798
NOV, Inc.	46,300	1,131,572
Schlumberger Ltd.	6,700	381,766

		4,181,928

Oil, Gas & Consumable Fuels - 4.04%
APA Corp.	40,800	1,808,664
BP PLCC	291,716	1,764,954
Cenovus Energy, Inc.A	22,100	441,558
Coterra Energy, Inc.	67,100	1,679,513
Equinor ASAC	17,233	523,522
Galp Energia SGPS SAC	44,176	604,319
Hess Corp.	19,454	2,921,213
Marathon Oil Corp.	37,300	1,024,631
Murphy Oil Corp.	15,000	654,150
Ovintiv, Inc.	18,400	905,832
Phillips 66	34,661	3,475,458
Pioneer Natural Resources Co.	8,805	2,028,232
Reliance Industries Ltd., GDRC D	11,223	643,746
Shell PLC, ADR	20,800	1,223,248
Suncor Energy, Inc.	33,932	1,177,693

		20,876,733

Total Energy		25,058,661

Financials - 11.30%
Banks - 5.57%
Bank Mandiri Persero Tbk PTC	1,451,000	965,011
Barclays PLCC	248,931	570,890
Citigroup, Inc.	68,100	3,556,182
Citizens Financial Group, Inc.	26,300	1,139,316
Commerce Bancshares, Inc.	15,697	1,044,792
Cullen/Frost Bankers, Inc.	11,000	1,433,080
DBS Group Holdings Ltd.C	40,740	1,115,271
First Citizens BancShares, Inc., Class A	612	475,940
Grupo Financiero Banorte SAB de CV, Class O	115,200	954,367
ICICI Bank Ltd., ADR	121,216	2,524,929
KB Financial Group, Inc.C	10,607	483,293
M&T Bank Corp.	10,533	1,643,148
Mitsubishi UFJ Financial Group, Inc., ADR	150,600	1,109,922
Nordea Bank AbpC	76,744	894,962
PNC Financial Services Group, Inc.	9,400	1,555,042
Sumitomo Mitsui Financial Group, Inc.C	29,800	1,296,725
U.S. Bancorp	41,914	2,087,317
UniCredit SpAC	40,555	790,332
Wells Fargo & Co.	109,317	5,123,688

		28,764,207

Capital Markets - 2.09%
3i Group PLCC	50,881	992,172
Ameriprise Financial, Inc.	6,500	2,275,780
Bank of New York Mellon Corp.	30,600	1,547,442
Blackstone, Inc.	15,800	1,516,168
Goldman Sachs Group, Inc.	4,660	1,704,675
Northern Trust Corp.	13,281	1,287,858

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.93% (continued)
Financials - 11.30% (continued)
Capital Markets - 2.09% (continued)
State Street Corp.	16,000	$1,461,280

		10,785,375

Consumer Finance - 0.67%
American Express Co.	6,498	1,136,695
Capital One Financial Corp.	19,700	2,344,300

		3,480,995

Diversified Financial Services - 0.14%
Corebridge Financial, Inc.	16,500	359,040
Equitable Holdings, Inc.	11,500	368,805

		727,845

Insurance - 2.83%
AIA Group Ltd.C	133,205	1,504,219
Allstate Corp.	7,852	1,008,746
American International Group, Inc.	58,373	3,690,341
Aon PLC, Class A	10,367	3,303,756
Cincinnati Financial Corp.	14,300	1,618,045
Hartford Financial Services Group, Inc.	14,100	1,094,301
Prudential PLCC	61,264	1,015,221
Willis Towers Watson PLC	5,403	1,373,389

		14,608,018

Total Financials		58,366,440

Health Care - 9.72%
Biotechnology - 0.74%
Amgen, Inc.	7,300	1,842,520
CSL Ltd.A C	9,381	1,980,105

		3,822,625

Health Care Equipment & Supplies - 2.73%
Alcon, Inc.C	26,643	2,008,946
Alcon, Inc.	21,100	1,586,931
GE HealthCare Technologies, Inc.B	16,383	1,138,946
Hoya Corp.C	6,900	759,800
Medtronic PLC	37,259	3,118,206
Olympus Corp.C	56,800	1,067,112
Osstem Implant Co. Ltd.B C	9,211	1,404,099
ResMed, Inc.	5,195	1,186,382
STERIS PLC	6,322	1,305,556
Zimmer Biomet Holdings, Inc.	3,800	483,892

		14,059,870

Health Care Providers & Services - 2.07%
Centene Corp.B	11,600	884,384
Cigna Corp.	1,800	570,006
CVS Health Corp.	25,769	2,273,341
Elevance Health, Inc.	7,052	3,525,929
HCA Healthcare, Inc.	3,300	841,731
Humana, Inc.	900	460,530
UnitedHealth Group, Inc.	4,277	2,135,036

		10,690,957

Life Sciences Tools & Services - 1.41%
Danaher Corp.	8,156	2,156,283
ICON PLCB	11,538	2,661,932
Lonza Group AGC	1,755	1,001,886

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.93% (continued)
Health Care - 9.72% (continued)
Life Sciences Tools & Services - 1.41% (continued)
Mettler-Toledo International, Inc.B	961	$1,473,136

		7,293,237

Pharmaceuticals - 2.77%
AstraZeneca PLCC	14,210	1,859,212
Bayer AGC	12,942	802,756
GSK PLC, ADR	9,600	338,496
Merck & Co., Inc.	36,066	3,873,849
Merck KGaAC	7,892	1,640,870
Novo Nordisk AS, Class BC	21,309	2,950,948
Perrigo Co. PLC	41,105	1,538,149
SanofiC	9,632	946,505
Sanofi, ADR	7,400	363,636

		14,314,421

Total Health Care		50,181,110

Industrials - 9.14%
Aerospace & Defense - 0.94%
Boeing Co.B	4,300	915,900
General Dynamics Corp.	6,200	1,444,972
MTU Aero Engines AGC	2,929	729,344
Raytheon Technologies Corp.	7,600	758,860
Thales SAC	7,606	1,004,898

		4,853,974

Air Freight & Logistics - 0.54%
DSV ASC	5,803	958,313
FedEx Corp.	9,490	1,839,731

		2,798,044

Airlines - 0.13%
Ryanair Holdings PLC, ADRB	7,460	675,354

Commercial Services & Supplies - 0.22%
Waste Connections, Inc.	8,360	1,111,044

Construction & Engineering - 0.45%
AECOM	22,870	1,995,865
Fluor Corp.B	8,100	297,675

		2,293,540

Electrical Equipment - 0.96%
ABB Ltd.C	34,336	1,195,647
Schneider Electric SEC	13,060	2,117,775
Vertiv Holdings Co.	116,559	1,657,469

		4,970,891

Industrial Conglomerates - 1.00%
General Electric Co.	31,550	2,539,144
Hitachi Ltd.C	15,300	803,381
Honeywell International, Inc.	8,700	1,813,776

		5,156,301

Machinery - 2.43%
Atlas Copco AB, Class AC	84,802	1,002,991
CNH Industrial NV	42,100	746,012
Cummins, Inc.	3,900	973,206
Deere & Co.	4,074	1,722,651
Oshkosh Corp.	11,700	1,179,126
PACCAR, Inc.	6,500	710,515

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.93% (continued)
Industrials - 9.14% (continued)
Machinery - 2.43% (continued)
Parker-Hannifin Corp.	6,600	$2,151,600
Sandvik ABC	36,920	763,665
Stanley Black & Decker, Inc.	10,465	934,629
Wuxi Lead Intelligent Equipment Co. Ltd., Class AC	97,599	670,070
Xylem, Inc.	16,300	1,695,363

		12,549,828

Professional Services - 1.11%
Experian PLCC	62,933	2,300,859
RELX PLCC	55,599	1,652,488
TeleperformanceC	1,889	525,471
Thomson Reuters Corp.	10,680	1,270,475

		5,749,293

Road & Rail - 0.93%
Canadian Pacific Railway Ltd.	41,428	3,268,669
JB Hunt Transport Services, Inc.	8,084	1,528,280

		4,796,949

Trading Companies & Distributors - 0.43%
Ferguson PLCC	15,873	2,233,358

Total Industrials		47,188,576

Information Technology - 10.24%
Communications Equipment - 0.50%
F5, Inc.B	12,300	1,816,218
Telefonaktiebolaget LM Ericsson, ADR	128,800	743,176

		2,559,394

Electronic Equipment, Instruments & Components - 0.66%
Corning, Inc.	20,800	719,888
Keyence Corp.C	4,300	1,986,285
TE Connectivity Ltd.	5,500	699,325

		3,405,498

IT Services - 1.96%
Accenture PLC, Class A	5,604	1,563,796
Adyen NVB C D	1,122	1,696,183
Capgemini SEC	2,851	540,659
Cognizant Technology Solutions Corp., Class A	17,382	1,160,248
EPAM Systems, Inc.B	4,940	1,643,291
Fidelity National Information Services, Inc.	33,991	2,550,685
Fiserv, Inc.B	3,700	394,716
PayPal Holdings, Inc.B	7,000	570,430

		10,120,008

Semiconductors & Semiconductor Equipment - 3.65%
ASM International NVC	4,641	1,573,102
ASML Holding NV	2,742	1,812,023
ASML Holding NVC	1,627	1,077,503
Broadcom, Inc.	2,946	1,723,439
Disco Corp.C	4,400	1,321,172
Infineon Technologies AGC	32,737	1,171,005
Lasertec Corp.A C	8,100	1,609,479
Microchip Technology, Inc.	27,100	2,103,502
Micron Technology, Inc.	11,700	705,510
QUALCOMM, Inc.	22,292	2,969,517
SK Hynix, Inc.C	10,906	793,746

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.93% (continued)
Information Technology - 10.24% (continued)
Semiconductors & Semiconductor Equipment - 3.65% (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.C	114,000	$2,011,210

		18,871,208

Software - 3.47%
Adobe, Inc.B	5,300	1,962,802
ANSYS, Inc.B	6,800	1,811,248
Atlassian Corp., Class AB	11,273	1,821,942
Autodesk, Inc.B	8,000	1,721,280
Microsoft Corp.	22,200	5,501,382
Oracle Corp.	32,464	2,871,766
Workday, Inc., Class AB	12,200	2,213,446

		17,903,866

Total Information Technology		52,859,974

Materials - 4.43%
Chemicals - 3.84%
Air Liquide SAC	12,388	1,974,199
Air Products & Chemicals, Inc.	7,933	2,542,606
Akzo Nobel NVC	12,665	942,036
Axalta Coating Systems Ltd.B	63,087	1,898,919
Corteva, Inc.	43,300	2,790,685
DuPont de Nemours, Inc.	20,044	1,482,254
Ecolab, Inc.	8,600	1,331,538
International Flavors & Fragrances, Inc.	9,050	1,017,763
Linde PLCB C	3,680	1,209,820
Olin Corp.	16,600	1,072,194
RPM International, Inc.	16,800	1,510,488
Sika AGC	7,168	2,040,740

		19,813,242

Construction Materials - 0.35%
Martin Marietta Materials, Inc.	5,100	1,834,164

Containers & Packaging - 0.05%
International Paper Co.	6,100	255,102

Metals & Mining - 0.19%
Anglo American PLCC	22,966	989,939

Total Materials		22,892,447

Real Estate - 1.19%
Equity Real Estate Investment Trusts (REITs) - 1.01%
Crown Castle, Inc.	10,600	1,569,966
Equity LifeStyle Properties, Inc.	14,700	1,055,166
VICI Properties, Inc.	75,266	2,572,592

		5,197,724

Real Estate Management & Development - 0.18%
ESR Group Ltd.C D	459,400	924,106

Total Real Estate		6,121,830

Utilities - 1.69%
Electric Utilities - 0.92%
Pinnacle West Capital Corp.	19,928	1,485,632
PPL Corp.	51,300	1,518,480

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.93% (continued)
Utilities - 1.69% (continued)
Electric Utilities - 0.92% (continued)
Xcel Energy, Inc.	25,700	$1,767,389

		4,771,501

Gas Utilities - 0.47%
Atmos Energy Corp.	15,850	1,863,009
ENN Energy Holdings Ltd.C	38,600	580,866

		2,443,875

Independent Power & Renewable Electricity Producers - 0.13%
China Longyuan Power Group Corp. Ltd., Class HC	476,000	654,388

Multi-Utilities - 0.17%
Engie SAC	60,754	864,296

Total Utilities		8,734,060

Total Common Stocks (Cost $274,713,968)		340,433,182

	Principal Amount
CORPORATE OBLIGATIONS - 7.37%
Basic Materials - 0.05%
Chemicals - 0.03%
EI du Pont de Nemours & Co., 1.700%, Due 7/15/2025	$180,000	167,896

Forest Products & Paper - 0.02%
International Paper Co., 6.000%, Due 11/15/2041	100,000	106,775

Total Basic Materials		274,671

Communications - 0.82%
Internet - 0.32%
Amazon.com, Inc., 3.875%, Due 8/22/2037	335,000	310,222
Meta Platforms, Inc., 4.450%, Due 8/15/2052	1,524,000	1,323,431

		1,633,653

Media - 0.15%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.800%, Due 4/1/2031	160,000	130,715
3.500%, Due 3/1/2042	125,000	86,264
3.700%, Due 4/1/2051	180,000	118,858
Comcast Corp.,
3.400%, Due 4/1/2030	195,000	182,572
1.950%, Due 1/15/2031	185,000	154,536
2.887%, Due 11/1/2051	166,000	115,052

		787,997

Telecommunications - 0.35%
AT&T, Inc., 2.250%, Due 2/1/2032	180,000	146,610
T-Mobile USA, Inc.,
3.875%, Due 4/15/2030	745,000	695,783
5.650%, Due 1/15/2053	584,000	605,484
Verizon Communications, Inc.,
4.500%, Due 8/10/2033	85,000	82,833

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 7.37% (continued)
Communications - 0.82% (continued)
Telecommunications - 0.35% (continued)
Verizon Communications, Inc. (continued)
3.400%, Due 3/22/2041	$345,000	$276,422

		1,807,132

Total Communications		4,228,782

Consumer, Cyclical - 0.69%
Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 AA	108,054	93,821

Auto Manufacturers - 0.31%
American Honda Finance Corp., 2.000%, Due 3/24/2028	145,000	128,830
General Motors Co.,
5.600%, Due 10/15/2032	761,000	749,989
5.200%, Due 4/1/2045	460,000	400,377
Toyota Motor Credit Corp., 2.500%, Due 3/22/2024	335,000	326,930

		1,606,126

Home Furnishings - 0.02%
Whirlpool Corp., 4.600%, Due 5/15/2050	145,000	124,626

Lodging - 0.04%
Marriott International, Inc., 5.000%, Due 10/15/2027	185,000	186,402

Retail - 0.30%
AutoNation, Inc., 3.850%, Due 3/1/2032	105,000	88,900
Lowe’s Cos., Inc., 5.625%, Due 4/15/2053	1,109,000	1,137,893
Starbucks Corp., 2.550%, Due 11/15/2030	188,000	163,843
Tractor Supply Co., 1.750%, Due 11/1/2030	185,000	146,981

		1,537,617

Total Consumer, Cyclical		3,548,592

Consumer, Non-Cyclical - 0.51%
Agriculture - 0.02%
Cargill, Inc., 1.375%, Due 7/23/2023D	120,000	118,017

Biotechnology - 0.03%
Amgen, Inc., 4.400%, Due 5/1/2045	140,000	124,437

Commercial Services - 0.09%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	105,933
Quanta Services, Inc.,
2.900%, Due 10/1/2030	275,000	235,580
3.050%, Due 10/1/2041	190,000	134,833

		476,346

Food - 0.02%
Mondelez International, Inc., 1.500%, Due 2/4/2031	145,000	115,768

Health Care - Products - 0.05%
GE HealthCare Technologies, Inc., 5.857%, Due 3/15/2030D	230,000	243,597

Health Care - Services - 0.18%
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20 A	185,000	125,985
Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, Due 6/1/2050D	105,000	78,308
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	130,000	95,341

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 7.37% (continued)
Consumer, Non-Cyclical - 0.51% (continued)
Health Care - Services - 0.18% (continued)
UnitedHealth Group, Inc.,
3.875%, Due 12/15/2028	$400,000	$388,920
5.875%, Due 2/15/2053	190,000	216,191

		904,745

Pharmaceuticals - 0.12%
AbbVie, Inc.,
4.450%, Due 5/14/2046	130,000	119,027
4.875%, Due 11/14/2048	255,000	248,356
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	76,000	72,269
CVS Health Corp., 4.300%, Due 3/25/2028	107,000	104,911
Viatris, Inc., 3.850%, Due 6/22/2040	120,000	87,299

		631,862

Total Consumer, Non-Cyclical		2,614,772

Energy - 0.77%
Oil & Gas - 0.45%
Chevron USA, Inc., 2.343%, Due 8/12/2050	130,000	87,292
ConocoPhillips Co., 2.125%, Due 3/8/2024	360,000	349,824
Devon Energy Corp., 7.875%, Due 9/30/2031	160,000	187,076
Diamondback Energy, Inc.,
3.125%, Due 3/24/2031	330,000	287,392
6.250%, Due 3/15/2033	780,000	828,207
4.250%, Due 3/15/2052	220,000	175,684
Hess Corp.,
7.875%, Due 10/1/2029	60,000	68,071
7.300%, Due 8/15/2031	100,000	111,736
Phillips 66 Co., 3.750%, Due 3/1/2028D	155,000	146,471
Pioneer Natural Resources Co., 2.150%, Due 1/15/2031	90,000	74,291

		2,316,044

Pipelines - 0.32%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039	158,000	129,093
Energy Transfer LP, 7.500%, Due 7/1/2038	145,000	164,371
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023D	190,000	185,641
ONEOK, Inc., 4.550%, Due 7/15/2028	175,000	170,420
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	455,000	438,873
4.500%, Due 5/15/2030	130,000	125,897
Williams Cos., Inc.,
2.600%, Due 3/15/2031	325,000	274,392
5.400%, Due 3/4/2044	170,000	165,440

		1,654,127

Total Energy		3,970,171

Financial - 2.90%
Banks - 1.69%
Bank of America Corp.,
2.592%, Due 4/29/2031, (Secured Overnight Financing Rate + 2.150%)E	180,000	153,696
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)E	465,000	377,315
2.572%, Due 10/20/2032, (Secured Overnight Financing Rate + 1.210%)E	220,000	181,669
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)E	145,000	112,659
2.676%, Due 6/19/2041, (Secured Overnight Financing Rate + 1.930%)E	205,000	150,595
Citigroup, Inc.,

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 7.37% (continued)
Financial - 2.90% (continued)
Banks - 1.69% (continued)
Citigroup, Inc. (continued)
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)E	$105,000	$97,875
4.412%, Due 3/31/2031, (Secured Overnight Financing Rate + 3.914%)E	695,000	665,190
3.785%, Due 3/17/2033, (Secured Overnight Financing Rate + 1.939%)E	660,000	595,507
Goldman Sachs Group, Inc.,
5.700%, Due 11/1/2024	1,330,000	1,348,790
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)E	430,000	384,618
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)E	290,000	255,869
2.615%, Due 4/22/2032, (Secured Overnight Financing Rate + 1.281%)E	180,000	150,164
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (Secured Overnight Financing Rate + 1.160%)E	485,000	461,496
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)E	265,000	254,350
2.963%, Due 1/25/2033, (Secured Overnight Financing Rate + 1.260%)E	270,000	230,564
4.912%, Due 7/25/2033, (Secured Overnight Financing Rate + 2.080%)E	840,000	834,007
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)E	230,000	201,937
Morgan Stanley,
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)E	295,000	278,614
1.794%, Due 2/13/2032, (Secured Overnight Financing Rate + 1.034%)E	265,000	209,116
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)E	180,000	145,364
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)E	295,000	273,308
Northern Trust Corp., 6.125%, Due 11/2/2032	180,000	197,442
PNC Financial Services Group, Inc., 3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)E F	215,000	183,287
State Street Corp.,
2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)E	260,000	249,576
2.200%, Due 3/3/2031	130,000	107,953
Truist Financial Corp., 1.267%, Due 3/2/2027, (Secured Overnight Financing Rate + 0.609%)E	160,000	144,531
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (Secured Overnight Financing Rate + 1.262%)E	420,000	362,061
5.375%, Due 11/2/2043	150,000	151,142

		8,758,695

Diversified Financial Services - 0.29%
American Express Co., 2.250%, Due 3/4/2025	225,000	214,002
Blue Owl Finance LLC, 3.125%, Due 6/10/2031D	630,000	489,059
Charles Schwab Corp.,
0.750%, Due 3/18/2024	150,000	143,350
3.250%, Due 5/22/2029	180,000	167,167
CME Group, Inc., 2.650%, Due 3/15/2032	365,000	319,007
Intercontinental Exchange, Inc., 4.950%, Due 6/15/2052	175,000	171,633

		1,504,218

Insurance - 0.42%
Berkshire Hathaway Finance Corp., 3.850%, Due 3/15/2052	135,000	115,623
CNA Financial Corp., 4.500%, Due 3/1/2026	225,000	223,979
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	90,621
Jackson National Life Global Funding, 5.462%, Due 6/28/2024, (Secured Overnight Financing Rate + 1.150%)D E	1,560,000	1,566,786
Progressive Corp., 2.500%, Due 3/15/2027	180,000	167,561

		2,164,570

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	652,503

REITS - 0.37%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	145,000	111,743

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 7.37% (continued)
Financial - 2.90% (continued)
REITS - 0.37% (continued)
American Tower Corp., 2.300%, Due 9/15/2031	$250,000	$201,992
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	128,930
Crown Castle, Inc.,
3.800%, Due 2/15/2028	155,000	147,581
2.900%, Due 4/1/2041	135,000	98,616
Digital Realty Trust LP, 3.700%, Due 8/15/2027	190,000	180,445
Equinix, Inc., 2.500%, Due 5/15/2031	781,000	651,037
Prologis LP, 1.250%, Due 10/15/2030	135,000	106,358
Public Storage, 2.250%, Due 11/9/2031	335,000	280,523

		1,907,225

Total Financial		14,987,211

Industrial - 0.35%
Aerospace/Defense - 0.12%
Boeing Co.,
2.750%, Due 2/1/2026	210,000	197,769
5.805%, Due 5/1/2050	260,000	263,427
Northrop Grumman Corp., 3.850%, Due 4/15/2045	190,000	161,673

		622,869

Building Materials - 0.02%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	120,000	117,559

Environmental Control - 0.06%
Waste Connections, Inc.,
2.200%, Due 1/15/2032	150,000	123,941
4.200%, Due 1/15/2033	185,000	179,229

		303,170

Miscellaneous Manufacturing - 0.02%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	145,000	115,432

Packaging & Containers - 0.05%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	110,000	92,821
Berry Global, Inc., 1.650%, Due 1/15/2027	210,000	183,438

		276,259

Transportation - 0.08%
Burlington Northern Santa Fe LLC, 4.450%, Due 1/15/2053	185,000	175,202
FedEx Corp., 3.250%, Due 5/15/2041	125,000	95,300
Union Pacific Corp., 4.100%, Due 9/15/2067	135,000	113,447

		383,949

Total Industrial		1,819,238

Technology - 0.37%
Computers - 0.22%
Apple, Inc., 3.950%, Due 8/8/2052	175,000	156,059
Dell International LLC/EMC Corp.,
5.300%, Due 10/1/2029	410,000	413,009
3.375%, Due 12/15/2041D	630,000	451,990
3.450%, Due 12/15/2051D	195,000	128,673

		1,149,731

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 7.37% (continued)
Technology - 0.37% (continued)
Semiconductors - 0.08%
Entegris Escrow Corp., 4.750%, Due 4/15/2029D	$190,000	$177,861
Lam Research Corp.,
3.750%, Due 3/15/2026	80,000	78,253
1.900%, Due 6/15/2030	180,000	150,995

		407,109

Software - 0.07%
Oracle Corp., 4.300%, Due 7/8/2034	243,000	223,995
VMware, Inc., 2.200%, Due 8/15/2031	180,000	142,374

		366,369

Total Technology		1,923,209

Utilities - 0.91%
Electric - 0.81%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	320,000	309,141
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	70,000	61,625
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	93,303
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	180,000	163,680
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	275,000	251,703
Duke Energy Corp., 2.650%, Due 9/1/2026	220,000	205,423
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	255,000	225,765
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	715,000	588,237
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	86,512
Entergy Corp., 2.800%, Due 6/15/2030	115,000	99,880
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	137,000	129,002
Exelon Corp., 4.050%, Due 4/15/2030	180,000	172,930
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	105,118
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	138,053
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	180,000	168,565
5.450%, Due 10/30/2025	220,000	224,213
Northern States Power Co., 2.600%, Due 6/1/2051	185,000	125,698
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	160,000	139,333
Oklahoma Gas & Electric Co., 0.553%, Due 5/26/2023	215,000	212,014
Sempra Energy, 3.300%, Due 4/1/2025	335,000	324,165
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025D	385,000	377,595

		4,201,955

Gas - 0.10%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	211,714
Sempra Global, 3.250%, Due 1/15/2032D	205,000	170,270
Southern California Gas Co., 2.550%, Due 2/1/2030, Series XX	135,000	118,020

		500,004

Total Utilities		4,701,959

Total Corporate Obligations (Cost $41,426,766)		38,068,605

FOREIGN CORPORATE OBLIGATIONS - 0.70%
Basic Materials - 0.06%
Mining - 0.06%
Glencore Funding LLC, 2.625%, Due 9/23/2031D	135,000	112,367

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 0.70% (continued)
Basic Materials - 0.06% (continued)
Mining - 0.06% (continued)
Teck Resources Ltd., 6.000%, Due 8/15/2040	$210,000	$212,906

		325,273

Total Basic Materials		325,273

Communications - 0.03%
Telecommunications - 0.03%
TELUS Corp., 3.400%, Due 5/13/2032	160,000	141,493

Consumer, Non-Cyclical - 0.15%
Agriculture - 0.07%
BAT Capital Corp., 2.259%, Due 3/25/2028	290,000	248,897
Reynolds American, Inc., 5.700%, Due 8/15/2035	135,000	128,761

		377,658

Beverages - 0.08%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	100,000	97,231
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	110,000	103,937
5.550%, Due 1/23/2049	80,000	85,355
Coca-Cola Femsa SAB de CV, 1.850%, Due 9/1/2032	150,000	117,910

		404,433

Total Consumer, Non-Cyclical		782,091

Energy - 0.06%
Oil & Gas - 0.03%
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	185,000	140,291

Pipelines - 0.03%
Enbridge, Inc., 2.500%, Due 2/14/2025	190,000	180,709

Total Energy		321,000

Financial - 0.36%
Banks - 0.31%
Barclays PLC, 2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)E	295,000	240,193
Deutsche Bank AG,
2.311%, Due 11/16/2027, (Secured Overnight Financing Rate + 1.219%)E	200,000	176,517
2.552%, Due 1/7/2028, (Secured Overnight Financing Rate + 1.318%)E	210,000	187,199
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	170,181
Royal Bank of Canada, 2.250%, Due 11/1/2024	350,000	335,782
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	525,000	515,835

		1,625,707

Financial Services - 0.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	275,000	242,031

Total Financial		1,867,738

Industrial - 0.04%
Transportation - 0.04%
Canadian Pacific Railway Co., 3.100%, Due 12/2/2051	255,000	186,744

Total Foreign Corporate Obligations (Cost $4,134,892)		3,624,339

FOREIGN SOVEREIGN OBLIGATIONS - 0.04%
Mexico Government International Bonds, 4.600%, Due 1/23/2046	160,000	131,969

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 0.04% (continued)
Panama Government International Bonds, 3.160%, Due 1/23/2030	$95,000	$83,336

Total Foreign Sovereign Obligations (Cost $267,060)		215,305

ASSET-BACKED OBLIGATIONS - 1.33%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	320,000	313,516
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	113,616	111,606
0.340%, Due 12/18/2026, 2021 2 A3	190,310	185,221
4.380%, Due 4/18/2028, 2022 2 A3	265,000	262,027
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	170,000	165,931
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	325,000	305,705
CarMax Auto Owner Trust, 4.750%, Due 10/15/2027, 2023 1 A3	255,000	254,924
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	63,471	62,652
0.400%, Due 12/15/2025, 2021 A A3	214,178	205,920
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	420,000	412,650
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AD	300,000	267,435
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	290,000	281,279
4.010%, Due 9/22/2025, 2022 3 A3	275,000	271,943
GM Financial Consumer Automobile Receivables Trust, 1.490%, Due 12/16/2024, 2020 2 A3	22,580	22,329
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AD	245,000	217,345
Honda Auto Receivables Owner Trust, 1.880%, Due 5/15/2026, 2022 1 A3	325,000	309,707
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	250,000	239,549
3.740%, Due 2/16/2027, 2022 B A3	300,000	293,283
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	435,000	424,078
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1D	345,000	300,035
Public Service New Hampshire Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	53,733	53,312
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IID	277,200	233,306
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	285,000	264,471
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	69,741	69,073
1.230%, Due 6/15/2026, 2022 A A3	260,000	246,784
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	580,000	547,611
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	295,000	280,578
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2ID	275,800	233,425

Total Asset-Backed Obligations (Cost $7,213,962)		6,835,695

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.02% (Cost $112,092)
Residential Mortgage Loan Trust, 2.633%, Due 9/25/2059, 2019 3 A1D G	114,755	112,365

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.12%
BX Commercial Mortgage Trust, 5.159%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD LIBOR + 0.700%)D E	385,000	375,242
Cold Storage Trust, 5.359%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD LIBOR + 0.900%)D E	265,407	261,417

Total Commercial Mortgage-Backed Obligations (Cost $650,407)		636,659

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.15%
Federal Home Loan Mortgage Corp., 3.500%, Due 9/1/2028	66,323	64,687
3.000%, Due 11/1/2032	88,102	85,366
2.500%, Due 6/1/2035	177,708	166,206
2.000%, Due 3/1/2036	581,646	529,751
2.000%, Due 10/1/2040	282,275	248,035
2.000%, Due 1/1/2041	514,675	450,968

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.15% (continued)
Federal Home Loan Mortgage Corp. (continued)
2.500%, Due 9/1/2041	$509,491	$460,630
2.500%, Due 11/1/2041	291,579	263,615
3.500%, Due 5/1/2042	417,587	395,437
4.000%, Due 6/1/2042	828,651	806,965
3.000%, Due 4/1/2047	325,161	301,206
3.500%, Due 1/1/2048	183,284	175,252
4.000%, Due 4/1/2048	146,103	143,295
3.000%, Due 8/1/2048	233,330	215,351
3.000%, Due 11/1/2049	367,791	338,048
2.500%, Due 7/1/2050	315,621	278,610
2.500%, Due 11/1/2051	454,304	403,284
2.000%, Due 2/1/2052	818,242	691,285
2.500%, Due 5/1/2052	643,284	566,677
4.000%, Due 6/1/2052	3,956,618	3,816,230
5.000%, Due 6/1/2052	156,067	156,524
Federal National Mortgage Association,
3.500%, Due 1/1/2028G	24,431	24,167
4.500%, Due 4/1/2034	64,612	64,867
3.000%, Due 10/1/2034	168,043	161,295
2.000%, Due 11/1/2035G	410,256	373,715
2.000%, Due 12/1/2035G	189,333	172,448
2.000%, Due 1/1/2036G	294,650	268,376
2.500%, Due 4/1/2036	328,150	308,220
3.500%, Due 6/1/2037	100,694	98,630
5.500%, Due 6/1/2038	12,761	13,346
5.000%, Due 5/1/2040	65,140	66,865
5.000%, Due 6/1/2040	49,100	50,402
2.000%, Due 5/1/2041	563,408	495,067
2.500%, Due 11/1/2041	332,327	300,454
5.000%, Due 3/1/2042G	29,139	29,911
3.500%, Due 7/1/2043	64,000	61,628
4.000%, Due 11/1/2044G	45,462	44,998
4.000%, Due 7/1/2045	321,560	316,516
3.500%, Due 8/1/2045	34,034	32,602
3.500%, Due 5/1/2046	80,072	76,508
3.000%, Due 6/1/2046	227,951	211,654
4.000%, Due 7/1/2046	95,322	93,826
3.000%, Due 10/1/2046	177,366	164,273
3.000%, Due 11/1/2046	247,926	229,530
3.500%, Due 11/1/2046	321,997	308,740
3.000%, Due 12/1/2046G	155,029	143,753
3.500%, Due 3/1/2047	35,511	33,939
4.500%, Due 7/1/2047	19,739	19,846
4.500%, Due 8/1/2047	67,565	68,000
3.500%, Due 9/1/2047	84,945	81,244
4.000%, Due 3/1/2048	129,510	126,837
4.500%, Due 7/1/2048G	74,304	74,782
4.500%, Due 7/1/2048	47,919	48,212
4.500%, Due 3/1/2049	145,917	146,677
4.500%, Due 10/1/2049	134,439	134,471
4.000%, Due 11/1/2049	284,866	277,959
2.500%, Due 6/1/2050	274,894	242,823
2.500%, Due 8/1/2050G	308,944	273,169
2.500%, Due 8/1/2050	427,452	376,962
3.000%, Due 8/1/2050	250,220	229,175
2.500%, Due 9/1/2050	280,322	247,260
2.500%, Due 10/1/2050G	114,174	100,634
3.000%, Due 10/1/2050G	475,358	436,054

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.15% (continued)
Federal National Mortgage Association (continued)
3.000%, Due 11/1/2050G	$729,411	$667,386
2.500%, Due 2/1/2051G	894,099	788,331
2.000%, Due 3/1/2051G	1,460,762	1,238,286
2.000%, Due 4/1/2051G	593,328	507,626
3.000%, Due 5/1/2051G	361,893	332,987
3.000%, Due 6/1/2051	152,834	139,188
3.500%, Due 6/1/2051G	442,618	414,920
3.500%, Due 7/1/2051G	805,408	763,943
3.000%, Due 11/1/2051G	513,385	466,334
2.500%, Due 2/1/2052	1,562,478	1,373,250
4.000%, Due 5/1/2052G	405,660	395,294
4.000%, Due 6/1/2052	4,638,269	4,475,127
4.000%, Due 9/1/2052G	312,932	302,022
5.000%, Due 11/1/2052	4,289,766	4,300,572
5.000%, Due 12/1/2052	400,804	401,814
5.500%, Due 1/1/2053	3,725,202	3,782,260
Government National Mortgage Association,
5.000%, Due 10/15/2039	49,238	50,814
3.500%, Due 9/15/2041	110,319	106,871
3.500%, Due 8/20/2047	37,081	35,527
3.500%, Due 10/20/2047	43,873	42,031
4.000%, Due 12/20/2047	83,464	82,134
4.000%, Due 1/20/2048	77,806	76,538
5.000%, Due 1/20/2050	124,626	127,071
4.500%, Due 2/20/2050	80,058	80,188
5.000%, Due 2/20/2050	42,338	43,242
2.500%, Due 4/20/2050	542,563	486,869
2.500%, Due 6/20/2051	533,044	476,176
3.000%, Due 6/20/2051	775,928	712,197
2.500%, Due 7/20/2051	684,317	610,985
3.000%, Due 8/20/2051	431,405	400,807
2.500%, Due 11/20/2051	316,944	282,683
3.000%, Due 12/20/2051	846,306	779,381
3.500%, Due 1/20/2052	323,067	305,308
4.000%, Due 3/20/2052	629,526	610,956
3.000%, Due 6/20/2052	296,208	271,867
5.500%, Due 10/20/2052	3,636,100	3,694,580

Total U.S. Agency Mortgage-Backed Obligations (Cost $50,162,692)		47,212,822

U.S. TREASURY OBLIGATIONS - 12.37%
U.S. Treasury Bonds,
2.250%, Due 5/15/2041	1,605,000	1,274,909
1.750%, Due 8/15/2041	800,000	580,438
1.375%, Due 8/15/2050	4,210,000	2,529,783
2.000%, Due 8/15/2051	5,620,000	3,951,343
1.875%, Due 11/15/2051	4,870,000	3,314,073
2.250%, Due 2/15/2052	12,785,000	9,527,822
2.875%, Due 5/15/2052	12,205,000	10,435,275
3.000%, Due 8/15/2052	6,470,000	5,680,458
U.S. Treasury Floating Rate Notes,
4.574%, Due 4/30/2024, (3 mo. Treasury money market yield - 0.075%)E	5,390,000	5,383,038
4.686%, Due 7/31/2024, (3 mo. Treasury money market yield + 0.037%)E	3,360,000	3,358,823
U.S. Treasury Notes,
1.250%, Due 7/31/2023	2,030,000	1,994,792
1.250%, Due 8/31/2024	4,055,000	3,857,160
1.125%, Due 2/28/2025	2,315,000	2,175,557
1.500%, Due 1/31/2027	2,235,000	2,049,565

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 12.37% (continued)
U.S. Treasury Notes (continued)
1.500%, Due 2/15/2030	$2,125,000	$1,861,118
4.125%, Due 11/15/2032	5,610,000	5,885,241

Total U.S. Treasury Obligations (Cost $70,246,383)		63,859,395

	Shares
SHORT-TERM INVESTMENTS - 2.53% (Cost $13,081,182)
Investment Companies - 2.53%
American Beacon U.S. Government Money Market Select Fund, 4.19%H I	13,081,182	13,081,182

SECURITIES LENDING COLLATERAL - 0.11% (Cost $561,399)
Investment Companies - 0.11%
American Beacon U.S. Government Money Market Select Fund, 4.19%H I	561,399	561,399

TOTAL INVESTMENTS - 99.67% (Cost $462,570,803)		514,640,948
OTHER ASSETS, NET OF LIABILITIES - 0.33%		1,705,402

TOTAL NET ASSETS - 100.00%		$516,346,350

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2023.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $91,264,902 or 17.68% of net assets.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,849,953 or 2.29% of net assets. The Fund has no right to demand registration of these securities.

E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2023.

F	Perpetual maturity. The date shown, if any, is the next call date.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Long Futures Contracts Open on January 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	23	March 2023	$4,515,950	$4,703,500	$187,550

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2023 (Unaudited)

ICE U.S. mini MSCI EAFE Index Futures	20	March 2023	2,025,772	2,119,000	93,228
ICE U.S. MSCI Emerging Markets EM Index Futures	17	March 2023	855,819	887,910	32,091

			$7,397,541	$7,710,410	$312,869

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2023, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$249,168,280	$91,264,902	$—	$340,433,182
Corporate Obligations	—	38,068,605	—	38,068,605
Foreign Corporate Obligations	—	3,624,339	—	3,624,339
Foreign Sovereign Obligations	—	215,305	—	215,305
Asset-Backed Obligations	—	6,835,695	—	6,835,695
Collateralized Mortgage Obligations	—	112,365	—	112,365
Commercial Mortgage-Backed Obligations	—	636,659	—	636,659
U.S. Agency Mortgage-Backed Obligations	—	47,212,822	—	47,212,822
U.S. Treasury Obligations	—	63,859,395	—	63,859,395
Short-Term Investments	13,081,182	—	—	13,081,182
Securities Lending Collateral	561,399	—	—	561,399

Total Investments in Securities - Assets	$262,810,861	$251,830,087	$—	$514,640,948

Financial Derivative Instruments - Assets
Futures Contracts	$312,869	$—	$—	$312,869

Total Financial Derivative Instruments - Assets	$312,869	$—	$—	$312,869

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of January 31, 2023, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework used by funds to comply with Section 18 of the Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds were not required to fully comply with the new rule until August 19, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to the fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has evaluated the Valuation Rule, and has determined that there is no impact to the financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the Investment Company Act, the threshold for determining whether the Fund must fair value a security.

The Valuation Rule permits the Fund’s board to designate the Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Manager as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager,

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2023 (Unaudited)

As of January 31, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$4,577,292	$561,399	$4,172,897	$4,734,296

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2023, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$462,570,803	$77,822,975	$(25,752,830)	$52,070,145

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2022, the Fund did not have any capital loss carryforwards.